SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Long-Term Purchase Commitment [Line Items]
Total	$ 98,892	$ 96,772
Spare parts and consumables [Member]
Long-Term Purchase Commitment [Line Items]
Total	62,483	63,842
Chemicals [Member]
Long-Term Purchase Commitment [Line Items]
Total	$ 36,409	$ 32,930